OTHER TAXES PAYABLES	12 Months Ended
Dec. 31, 2021
OTHER TAXES PAYABLES
OTHER TAXES PAYABLES

NOTE 16 –OTHER TAXES PAYABLES

	As of December 31,
Current	2021	2020
Other national taxes	3,339	4,358
Provincial taxes	112	614
Municipal taxes	511	572
	3,962	5,544
Non-current
Provincial taxes	—	8
	—	8
Total other taxes payables	3,962	5,552